Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 1,293	$ 1,278
Work-in-process	576	601
Finished goods	4,857	4,573
Total Inventories	$ 6,726	$ 6,452	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).